Supplement Dated September 22, 2006
to
Prospectuses Dated May 1, 2006
for
Protective Preserver Variable Universal Life Insurance Policy
Protective Single Premium Plus Variable Universal Life Insurance Policy
Protective Premiere I Variable Universal Life Insurance Policy
Protective Premiere II Variable Universal Life Insurance Policy
Protective Protector Variable Universal Life Insurance Policy
Protective Provider Variable Universal Life Insurance Policy
Protective Premiere Executive Variable Universal Life Insurance Policy
Each issued by
Protective Life Insurance Company
Protective Variable Life Separate Account

This Supplement amends certain information contained in your variable life product prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Effective August 15, 2006, the Van Kampen Life Investment Trust Emerging Growth Portfolio has been renamed the Van Kampen Life Investment Trust Strategic Growth Portfolio. All references in the Prospectus to the Van Kampen "Emerging Growth" Portfolio or Sub-Account are hereby replaced with Van Kampen "Strategic Growth" Portfolio or Sub-Account, respectively.